RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions
	For the Years Ended December 31,
	2015	2016	2017
	US$	US$	US$

Office building leased from:
-Vincent Tianquan Mo	169	154	159
Management fee incurred:
-Beihai Silver Beach	470	421	501
Hotel service fee incurred:
- Beihai Silver Beach	-	113	-
- Upsky San Francisco	20	17	-
- Upsky Lighthouse	1	-	-
- Upsky Long Island	116	81	-
Training fee incurred			-
- New York Military Academy	-	111	-

Related Party Balances
	As of December 31,
	2016	2017
	US$	US$
Amounts due from a related party:
- Beihai Silver Beach	197	167